Employee Benefit Plans (Net Periodic Benefit Costs and Other Changes Recognized in OCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Total recognized in OCI	$ 970	$ (1,292)	$ 842
Pension Benefits U.S. Plans [Member]
Net periodic benefit costs [Abstract]
Service costs	200	236	224
Interest costs	437	389	406
Settlement and curtailment costs	14	0	0
Expected return on plan assets	(475)	(483)	(484)
Amortization of net actuarial (gains) losses	169	228	195
Amortization of prior service costs (credit)	1	6	6
Total net periodic benefit costs (credit)	346	376	347
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	929	(545)	744
Prior service costs (credit)	(19)	0	0
Amortization of net actuarial (gains) losses	(169)	(228)	(195)
Amortization of prior service (costs) credit	(1)	(6)	(6)
Total recognized in OCI	740	(779)	543
Total recognized in net periodic benefit costs and OCI	1,086	(403)	890
Pension Benefits Non-U.S. Plans [Member]
Net periodic benefit costs [Abstract]
Service costs	62	67	75
Interest costs	19	14	17
Settlement and curtailment costs	5	(2)	0
Expected return on plan assets	(7)	(6)	(6)
Amortization of net actuarial (gains) losses	0	0	0
Amortization of prior service costs (credit)	0	0	0
Total net periodic benefit costs (credit)	79	73	86
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	31	1	18
Prior service costs (credit)	(1)	0	(1)
Amortization of net actuarial (gains) losses	0	0	0
Amortization of prior service (costs) credit	0	0	0
Total recognized in OCI	30	1	17
Total recognized in net periodic benefit costs and OCI	109	74	103
Other Postretirement Benefits U.S. Plans [Member]
Net periodic benefit costs [Abstract]
Service costs	14	20	21
Interest costs	92	92	103
Settlement and curtailment costs	2	0	0
Expected return on plan assets	(75)	(75)	(77)
Amortization of net actuarial (gains) losses	11	55	57
Amortization of prior service costs (credit)	(1)	(75)	(104)
Total net periodic benefit costs (credit)	43	17	0
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	222	(533)	234
Prior service costs (credit)	(13)	0	0
Amortization of net actuarial (gains) losses	(11)	(55)	(57)
Amortization of prior service (costs) credit	1	75	104
Total recognized in OCI	199	(513)	281
Total recognized in net periodic benefit costs and OCI	242	(496)	281
Other Postretirement Benefits Non-U.S. Plans [Member]
Net periodic benefit costs [Abstract]
Service costs	2	2	1
Interest costs	2	2	2
Settlement and curtailment costs	2	1	1
Expected return on plan assets	(1)	(1)	(1)
Amortization of net actuarial (gains) losses	0	0	0
Amortization of prior service costs (credit)	0	0	0
Total net periodic benefit costs (credit)	5	4	3
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	1	1	2
Prior service costs (credit)	0	0	(1)
Amortization of net actuarial (gains) losses	0	(2)	0
Amortization of prior service (costs) credit	0	0	0
Total recognized in OCI	1	(1)	1
Total recognized in net periodic benefit costs and OCI	$ 6	$ 3	$ 4